Digital Assets - Schedule of Additional Information About ETH Digital Assets (Details) - ETH [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of ETH from exchange of USDT	3,400
Changes in fair value of ETH	(1,800)
Ending balance	$ 1,600